COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITEMENTS AND CONTINGENCIES [abstract]
Schedule of capital commitments
	2016	2017
Contracted, but not provided for (1)	46,515	46,704

Schedule of capital commitments of a joint venture
	2016	2017
Contracted, but not provided for	360	691

Schedule of total minimum lease payments under non-cancellable operating leases
	2016	2017

Commitments due:
No later than one year	1,317	1,630
Later than one year and not later than two years	896	1,048
Later than two years and not later than five years	1,534	1,274
Later than five years	1,963	1,774

	5,710	5,726

Schedule of office properties commitments of a joint venture
	2016	2017

Commitments due:
No later than one year	25	18
Later than one year and not later than two years	17	12
Later than two years and not later than five years	26	16
Later than five years	51	23

	119	69

Schedule of minimum lease payments under non-cancallable operating leases of plant and equipment
	2016	2017

Commitments due:
No later than one year	1,378	1,272
Later than one year and not later than two years	734	875
Later than two years and not later than five years	1,316	1,616
Later than five years	3,878	3,406

	7,306	7,169